SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 7 -      SUBSEQUENT EVENTS

On July 23, 2020, the Company entered into a warrant exercise agreement (the “Exercise Agreement”) with several existing institutional investors who are the holders (the “Holders”) of certain warrants (the “Warrants”) to purchase the Company’s ordinary shares, par value NIS 2.40 per share, pursuant to which the Holders agreed to exercise in cash their Warrants to purchase up to an aggregate of 16,054,223 ordinary shares having exercise prices ranging from $15.00 to $0.80 per share, at a reduced exercise price of $0.60 per share. The Warrants exercised in the transaction include warrants to purchase up to 15,000,003 ordinary shares at an exercise price of $0.80 per share issued in the April 2020 Financing, the First May 2020 Financing and the Second May 2020 Financing (See note 5(2) above), Series D warrants to purchase up to 968,992 ordinary shares at an exercise price of $2.58 per share issued in February 2019 , and warrants to purchase up to 85,228 ordinary shares at an exercise price of $15.00 per share issued in November 2017.

Under the Exercise Agreement, the Company also agreed to issue to the Holders new unregistered warrants to purchase up to 19,265,068 ordinary shares (the “Private Placement Warrants”). The Private Placement Warrants are immediately exercisable, will expire five and one-half years from issuance date and have an exercise price of $0.80 per share, subject to adjustment. The Private Placement Warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants.

The transaction closed on July 27, 2020. Upon closing, the Company issued to the Holders 16,054,223 ordinary shares and 19,265,068 warrants to purchase ordinary shares for gross proceeds of approximately $9,600 (approximately $8,700 net of offering expenses).Upon closing, the Company also issued unregistered placement agent warrants to purchase up to an aggregate of 1,123,796 ordinary shares on the same terms as the warrants issued to the investors in the private placement, except that the placement agent warrants have an exercise price of $0.75 per share.